Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

11. Income taxes

The Company is domiciled in the United Kingdom and is primarily subject to taxation in that country. During the years ended December 31, 2023, 2022 and 2021, the Company recorded no income tax benefits for the net operating losses incurred in the UK in each period due to its uncertainty of realizing a benefit from those items. During the year ended December 31, 2023, 2022 and 2021, the Company recorded a tax provision related to income tax obligations of its operating company in the U.S., which generates a profit for tax purposes.

Loss before provision for income taxes consisted of the following (in thousands):

	December 31,
	2023	2022	2021
United Kingdom	$(69,329)	$(71,405)	$(61,182)
Foreign	155	340	120
	$(69,174)	$(71,065)	$(61,062)

The income tax provision for the years ended December 31, 2023, 2022 and 2021 is comprised of the following (in thousands):

	December 31,
	2023	2022	2021
Current expense:
United Kingdom	$—	$—	$—
Foreign	281	337	59
Total current expense:	281	337	59
Deferred expense (benefit):
United Kingdom	—	—	—
Foreign	210	(226)	(22)
Total deferred expense (benefit):	210	(226)	(22)
Total income tax expense:	$491	$111	$37

The provision for income taxes for the years ended December 31, 2023, 2022 and 2021 was computed at the United Kingdom statutory income tax rate.

A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	Year Ended December 31,
	2023	2022	2021
Income taxes at UK statutory rate	23.50%	19.00%	19.00%
Return to provision	(9.95)%	6.87%	—
R&D expenditure	(11.00)%	(8.30)%	(6.67)%
Change in valuation allowance	(3.39)%	(23.58)%	(20.12)%
Change in UK tax rate	0.13%	5.66%	7.64%
Other	—	0.19%	(0.13)%
	(0.71)%	(0.16)%	(0.28)%

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023, 2022 and 2021 consist of the following (in thousands):

	December 31,
	2023	2022		2021
Deferred tax assets
Net operating loss carryforwards	$30,435	$35,121		$17,742
Non-cash share-based compensation	6,488	4,456		2,328
Depreciation	606	(7,989)		(1,311)
Other	112	2,143		329
Total deferred tax assets	$37,641	$33,731	$—	$19,088
Valuation allowance	(37,600)	(33,480)		$(19,062)
Net deferred tax assets	$41	$251		$26

As of December 31, 2023, 2022 and 2021, the Company had UK net operating loss carryforwards of $121.7 million, $140.5 million and $71.0 million, respectively, that can be carried forward indefinitely.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2023, 2022 and 2021 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards were as follows (in thousands):

	December 31,
	2023	2022	2021
Valuation allowance at beginning of year	$33,480	$19,062	$7,088
Increases recorded to income tax provision	2,252	12,731	7,624
Exchange difference	1,774	(2,332)	(313)
Change in tax rate	94	4,019	4,663
Valuation allowance at end of year	$37,600	$33,480	$19,062

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2023, 2022 and 2021, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income for the UK entity and determined that it is more likely than not the net deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance for the UK entity as of December 31, 2023, 2022 and 2021.

The Company applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. There were no material uncertain tax positions as of December 31, 2023, 2022 and 2021.

The Company will recognize interest and penalties related to uncertain tax positions in income tax expense when in a taxable income position. As of December 31, 2023 and 2022, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statement of operations.

The Company files income tax returns in the UK Generally, the tax years through 2022 in the UK remain open to examination. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the UK tax authorities, if such tax attributes are utilized in a future period. The Company also files income tax returns in the US. Generally, the tax years through 2021 in the U.S. remain open to examination.

On May 24, 2021, the Finance Act 2021 (the Act) was enacted in the UK. The Act increases the corporate income tax from 19% to 25% effective April 1, 2023 and enhances the first-year capital allowance on qualifying new plant and machinery assets effective April 1, 2021. The effects on the Company’s existing deferred tax balances have been recorded and is offset by the valuation allowance maintained against the Company’s UK net deferred tax assets.

As of December 31, 2023 and 2022, income taxes on undistributed earnings of the Company’s U.S. subsidiary have not been provided for as the Company plans to indefinitely reinvest these amounts in the U.S. The cumulative undistributed foreign earnings were not material as of December 31, 2023 and 2022.